Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of property and equipment, net
	As of June 30,
	2014	2015
	RMB	RMB
Electronic equipment	75,447	80,231
Furniture and office equipment	16,777	13,142
Leasehold improvements	25,769	30,141
Motor vehicles	1,494	1,434
Less: accumulated depreciation	(73,216)	(75,242)
Net book value	46,271	49,706